Document and Entity Information	Sep. 18, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001595974
Document Type	8-K
Document Period End Date	Sep. 18, 2024
Entity Registrant Name	MAGNITE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36384
Entity Tax Identification Number	20-8881738
Entity Address, Address Line One	1250 Broadway
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	243-2769
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	MGNI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false